Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 3 - Securities (Details) [Line Items]
Available for sale securities pledged as collateral	$ 22,606,000	$ 20,168,000
Number of available for sale securities in unrealized loss position | security	74
Number of available for sale securities in unrealized loss position, one year or more | security	29
Available for sale securities, gross realized gains	$ 141,318	412,812	$ 134,848
Income tax expense (benefit)	1,405,000	1,083,000	1,240,000
Available for sale securities, gross realized losses	25,702	13,052	671
Realized Gains on Sale of Securities [Member]
Note 3 - Securities (Details) [Line Items]
Income tax expense (benefit)	48,048	140,356	45,848
Realized Losses on Sale of Securities [Member]
Note 3 - Securities (Details) [Line Items]
Income tax expense (benefit)	$ 8,739	$ 4,438	$ 228